INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Summary of reconciliation of statutory income tax rate

	12/31/2019	12/31/2018	12/31/2017
Current income tax	(412,963)	(741,754)	(2,043,564)
Income tax – deferred method	244,268	(813,320)	240,695
Income tax allotted in the Income Statement	(168,695)	(1,555,074)	(1,802,869)
Income tax allotted in Other comprehensive income	7,716	(123,042)	(32,434)
Total Income Tax Charge	(160,979)	(1,678,115)	(1,835,303)

Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2019	12/31/2018	12/31/2017
Income before taxes	(1,984,927)	(3,147,043)	641,035
Tax rate	30%	30%	35%
Income for the year at tax rate	595,478	944,113	(224,362)
Permanent differences at tax rate:
Result from exposure to changes in the purchasing power of money	(1,607,870)	(2,818,203)	(1,395,167)
Deductible investments	57,216	323,526	41,307
Tax inflation adjustment	1,775,525	—	(397,406)
Others	(989,044)	(4,510)	172,759
Income tax	(168,695)	(1,555,074)	(1,802,869)

Summary of net position of deferred tax

	12/31/2019	12/31/2018
Deferred tax assets	1,671,195	1,264,222
Deferred tax liability	(506,291)	(343,586)
Net assets by deferred tax	1,164,904	920,636

Deferred taxes to be recovered in more than 12 months	1,515,532	1,154,710
Deferred taxes to be recovered in 12 months	155,663	109,512
Subtotal – Deferred tax assets	1,671,195	1,264,222
Deferred taxes to be paid in more than 12 months	—	(237,571)
Deferred taxes to be paid in 12 months	(506,291)	(106,015)
Subtotal – Deferred tax liabilities	(506,291)	(343,586)
Total Net Assets by deferred Tax	1,164,904	920,636

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2018	to Income	12/31/2019
Intangible assets	(384,706)	(317,274)	(701,980)
Retirement plans	88,468	(4,003)	84,465
Loan Loss Reserves	1,609,515	(688,632)	920,883
Property, plant and equipment	(517,564)	(389,819)	(907,383)
Foreign Currency	(126,045)	64,558	(61,487)
Loss Carry Forward	247,083	(82,059)	165,024
Inflation adjustment credit	—	1,492,842	1,492,842
Provisions	—	196,064	196,064
Others	3,885	(27,409)	(23,524)
Total	920,636	244,268	1,164,904

	Balance at	(Charge)/Credit	Balance at
	12/31/2017	to Income	12/31/2018
Intangible assets	(74,203)	(310,503)	(384,706)
Retirement plans	407,656	(319,188)	88,468
Loan Loss Reserves	1,311,637	297,878	1,609,515
Property, plant and equipment	(273,683)	(243,881)	(517,564)
Foreign Currency	(121,998)	(4,047)	(126,045)
Loss Carry Forward	—	247,083	247,083
Others	484,547	(480,662)	3,885
Total	1,733,956	(813,320)	920,636